Property, Plant and Equipment, Net - Schedule of Land Use Rights and Long Term Leased Land (Details) - USD ($) $ in Thousands		Mar. 31, 2026		Mar. 31, 2025
Schedule of Land Use Rights and Long Term Leased Land [Line Items]
Less: accumulated amortization		$ (55,796)		$ (55,958)
Less: accumulated depreciation and amortization		(55,796)		(55,958)
Net book value		22,326		23,385
Land use rights and long term leased land [Member]
Schedule of Land Use Rights and Long Term Leased Land [Line Items]
Land use right of state-owned land		2,233	[1]	2,233	[2]
Long term leased land	[1]	947		947
Land use rights and long term leased land		3,180		3,180
Less: accumulated amortization		(1,969)		(1,882)
Less: accumulated depreciation and amortization		(1,969)		(1,882)
Net book value		1,211		1,298
Leasehold land and buildings [Member]
Schedule of Land Use Rights and Long Term Leased Land [Line Items]
Land use rights and long term leased land		732		4,273
Less: accumulated amortization		(321)		(1,790)
Less: accumulated depreciation and amortization		(321)		(1,790)
Net book value		$ 411		$ 2,483

[1]	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2026, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application. As of March 31, 2025 and 2026, the cost of land use rights of collectively-owned land and buildings erected were $4,156 and $4,156, respectively.
[2]	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050. As of March 31, 2025 and 2026, the cost of land use rights of state-owned land and buildings erected were $28,077 and $28,077, respectively.